                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10010

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brandon W. Gardner
Title:  Authorized Person
Phone:  212-672-2232

Signature, Place, and Date of Signing:


/s/ Brandon W. Gardner                       February 14, 2008
------------------------------------   ------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-
    ----------------           -------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:   $1,135,320
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

                          SERENGETI ASSET MANAGEMENT LP

                    FORM 13F INFORMATION TABLE AS OF 12/31/07

                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER  -------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE  SHARED NONE
      --------------         --------------- ---------- -------- -------- --- ---- -------- -------- ------- ------ ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    24556   400000  SH      SOLE               400000      0    0
BOEING CO                    COM              097023105     8746   100000  SH CALL SOLE               100000      0    0
CARNIVAL CORP                PAIRED CTF       143658300    11123   250000  SH      SOLE               250000      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889    12925   500000  SH      SOLE               500000      0    0
CHARTER COMMUNICATIONS INC D CL A             16117M107     2340  2000000  SH      SOLE              2000000      0    0
CISCO SYS INC                COM              17275R102    21656   800000  SH      SOLE               800000      0    0
CITIGROUP INC                COM              172967101    14720   500000  SH PUT  SOLE               500000      0    0
COMCAST CORP NEW             CL A             20030N101    13695   750000  SH      SOLE               750000      0    0
DIAGEO PLC                   SPON ADR NEW     25243Q205    17166   200000  SH      SOLE               200000      0    0
DRIL-QUIP INC                COM              262037104    43137   775000  SH      SOLE               775000      0    0
FEDERAL HOME LN MTG CORP     COM              313400301    19079   560000  SH PUT  SOLE               560000      0    0
FEDERAL NATL MTG ASSN        COM              313586109    22389   560000  SH PUT  SOLE               560000      0    0
FEDEX CORP                   COM              31428X106    17834   200000  SH      SOLE               200000      0    0
FIDELITY NATL INFORMATION SV COM              31620M106    16636   400000  SH      SOLE               400000      0    0
FINISH LINE INC              CL A             317923100     2420  1000000  SH      SOLE              1000000      0    0
FLAMEL TECHNOLOGIES SA       SPONSORED ADR    338488109     2495   250000  SH      SOLE               250000      0    0
GENESCO INC                  COM              371532102    60480  1600000  SH      SOLE              1600000      0    0
GRACE W R & CO DEL NEW       COM              38388F108    45815  1750000  SH      SOLE              1750000      0    0
GRUPO TELEVISA SA DE CV      SP ADR REP ORD   40049J206    35655  1500000  SH      SOLE              1500000      0    0
HAYES LEMMERZ INTL INC       COM NEW          420781304    15081  3300000  SH      SOLE              3300000      0    0
HOME DEPOT INC               COM              437076102    16164   600000  SH      SOLE               600000      0    0
HOSPIRA INC                  COM              441060100     8528   200000  SH      SOLE               200000      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108     5963  1875000  SH      SOLE              1875000      0    0
IMMERSION CORP               COM              452521107     3238   250000  SH      SOLE               250000      0    0
ING GROEP N V                SPONSORED ADR    456837103    19455   500000  SH PUT  SOLE               500000      0    0
INTERNATIONAL GAME TECHNOLOG COM              459902102    10983   250000  SH      SOLE               250000      0    0
INVESCO LTD                  SHS              G491BT108    39225  1250000  SH      SOLE              1250000      0    0
ISHARES TR                   RUSSELL 2000     464287655    45552   600000  SH PUT  SOLE               600000      0    0
ISHARES TR                   RUSSELL 2000     464287655    25054   330000  SH PUT  SOLE               330000      0    0
LAZARD LTD                   SHS A            G54050102    10170   250000  SH      SOLE               250000      0    0
LIBERTY GLOBAL INC           COM SER C        530555309    20125   550000  SH      SOLE               550000      0    0


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

                    FORM 13F INFORMATION TABLE AS OF 12/31/07

                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER  -------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE  SHARED NONE
      --------------         --------------- ---------- -------- -------- --- ---- -------- -------- ------- ------ ----
LIMITED BRANDS INC           COM              532716107     9465   500000  SH      SOLE               500000      0    0
LINN ENERGY LLC              UNIT LTD LIAB    536020100     5006   200000  SH PUT  SOLE               200000      0    0
LODGENET ENTMT CORP          COM              540211109     8720   500000  SH      SOLE               500000      0    0
MIDCAP SPDR TR               UNIT SER 1       595635103    77550   500000  SH PUT  SOLE               500000      0    0
MIDCAP SPDR TR               UNIT SER 1       595635103    12408    80000  SH PUT  SOLE                80000      0    0
MIDCAP SPDR TR               UNIT SER 1       595635103    27918   180000  SH PUT  SOLE               180000      0    0
MOTOROLA INC                 COM              620076109    12030   750000  SH      SOLE               750000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101     7346   100000  SH      SOLE               100000      0    0
ORBCOMM INC                  COM              68555P100      944   150000  SH      SOLE               150000      0    0
PHH CORP                     COM NEW          693320202     8820   500000  SH      SOLE               500000      0    0
POWERSHARES QQQ TR           UNIT SER 1       73935A104    30732   600000  SH PUT  SOLE               600000      0    0
PRUDENTIAL FINL INC          COM              744320102    23260   250000  SH      SOLE               250000      0    0
RANGE RES CORP               COM              75281A109    51360  1000000  SH      SOLE              1000000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    26185   330000  SH PUT  SOLE               330000      0    0
SHUFFLE MASTER INC           COM              825549108    14987  1250000  SH      SOLE              1250000      0    0
SIRIUS SATELLITE RADIO INC   COM              82966U103     7575  2500000  SH      SOLE              2500000      0    0
SKYWEST INC COM STK          COM              830879102     5075   189000  SH      SOLE               189000      0    0
SPDR TR                      UNIT SER 1       78462F103    73105   500000  SH PUT  SOLE               500000      0    0
SPDR TR                      UNIT SER 1       78462F103    43863   300000  SH PUT  SOLE               300000      0    0
SPDR TR                      UNIT SER 1       78462F103    29242   200000  SH PUT  SOLE               200000      0    0
SUNRISE SENIOR LIVING INC    COM              86768K106    19175   625000  SH      SOLE               625000      0    0
THOMAS PPTYS GROUP INC       COM              884453101     1887   175000  SH      SOLE               175000      0    0
TREMISIS ENERGY ACQ CORP II  UNIT 99/99/9999  89472N200     2966   375000  SH      SOLE               375000      0    0
VULCAN MATLS CO              COM              929160109     9886   125000  SH      SOLE               125000      0    0
WELLS FARGO & CO NEW         COM             9497469101     7548   250000  SH PUT  SOLE               250000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108     5862   248800  SH      SOLE               248800      0    0


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